FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	$ 2.6	$ (1.8)
Warrants and other	0.1	(0.7)
Gains (losses) on non-hedge derivatives and warrants	(13.9)	(31.8)
Embedded derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(6.9)	(7.8)
Embedded derivative | Rosebel Gold Mines N.V.
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(5.9)	(23.3)
TARF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	(3.0)	0.0
Extendible forward arrangement
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain (loss) on non-hedge items	$ 1.8	$ 0.0